FINANCE EXPENSE (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of finance expense [abstract]
Interest on financial liabilities measured at amortised cost	R (2.0)	R (10.2)	R 0.0
Interest on financial liabilities measured at amortised cost capitalised	0.0	9.4	0.0
Unwinding of provision for environmental rehabilitation	(52.0)	(66.3)	(45.6)
Discount recognised on Payments made under protest	(7.1)	(6.5)	(8.8)
Interest on lease liabilities	(5.1)	(2.0)	(2.5)
Other Finance expenses	(2.6)	(2.8)	(1.5)
Finance expense	R (68.8)	R (78.4)	R (58.4)